Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at beginning of year	$ 1.0	$ 0.7	$ 1.3
Additions for tax positions of the current year	0.0	0.3	0.0
Additions for tax positions of prior years	0.9	0.0	0.0
Settlements during the year	0.0	0.0	(0.5)
Lapses of applicable statutes of limitations	0.0	0.0	(0.1)
Balance at end of year	$ 1.9	$ 1.0	$ 0.7